Trade and Other Current Payables	12 Months Ended
Dec. 31, 2019
TRADE AND OTHER CURRENT PAYABLES.
Trade and Other Current Payables

24.  TRADE AND OTHER CURRENT AND NON-CURRENT PAYABLES.

The detail of Trade and Other Current Payables as of December 31, 2019 and 2018, is as follows:

	Current		Non-current
	12-31-2019	12-31-2018	12-31-2019	12-31-2018
Trade and Other Payables	ThCh$	ThCh$	ThCh$	ThCh$
Energy suppliers (1)	178,153,813	155,123,059	53,941,373	—
Fuel and gas suppliers	55,179,023	39,787,839	—	—
Payables for goods and services	183,848,556	155,054,466	487	6,766
Payables for assets acquisition	100,307,602	116,157,897	2,281,051	2,106,099
Subtotal Trade Payables	517,488,994	466,123,261	56,222,911	2,112,865
Other Payables
Dividends payable to third parties	41,582,444	52,059,048	—	—
Warranty deposits	360,863	365,857	—	—
Fines and complaints	—	165,102	—	—
Taxes payables other than income tax	44,506	1,742,603	—	—
Accounts payable to staff	33,090,217	30,686,679	—	—
Other payables	6,696,184	3,143,774	27,174	471,315
Subtotal Other Payables	81,774,214	88,163,063	27,174	471,315
Total	599,263,208	554,286,324	56,250,085	2,584,180

(1)  Corresponding to lags in payments for purchases of electric energy resulting from the methodology for calculating the “Stabilized Price to Regulated Customer” according to Law No 21,185 (see Note 11).

See Note 22.4 for the description of the liquidity risk management policy.

The detail of trade payables, both non-past due and past due as of December 31, 2019 and 2018, are presented in Appendix 3.